NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS
Schedule of claims and benefits incurred

This item consists of the following:

	2019
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Gross claims, Note 16(b)	1,001,671	547,201	326,980	1,875,852
Ceded claims, Note 9(b)	(100,432)	(208,761)	(12,182)	(321,375)
Net insurance claims	901,239	338,440	314,798	1,554,477

	2018
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 16(b)	737,982	562,440	307,182	1,607,604
Ceded claims, Note 9(b)	(101,115)	(257,072)	(9,782)	(367,969)
Net insurance claims	636,867	305,368	297,400	1,239,635

	2017
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims	646,026	661,108	294,557	1,601,691
Ceded claims, Note 9(b)	(79,845)	(391,263)	(12,279)	(483,387)
Net insurance claims	566,181	269,845	282,278	1,118,304